DEBT AND CREDIT FACILITIES 9 (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2011
Sempra Mexico Segment [Member]
Other Long-Term Debt [Line Items]
Debt proceeds used for repayment of intercompany debt		$ 357
Copper Mountain Solar 2 [Member]
Other Long-Term Debt [Line Items]
Debt instrument, maximum borrowing amount		286
Debt instrument, outstanding borrowings		146
Debt instrument, interest rate, after floating to fixed swap		5.33%
Long-term debt including current portion divested from deconsolidation	146
Mesquite Solar 1 [Member]
Other Long-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage		3.03%	2.24%	2.26%
Debt instrument, maximum borrowing amount					337
Debt instrument, outstanding borrowings		13	33	253
Long-term debt including current portion divested from deconsolidation	297
Debt instrument, maximum borrowing amount, accrued interest					$ 7